Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Net (loss) income from operations before taxes	$ (1,107,779)	$ (1,039,459)	$ (2,969,822)	$ (2,769,196)	$ (4,050,962)	$ (4,136,507)	$ (22,356,477)	$ (25,326,296)
Switzerland [Member]
Net (loss) income from operations before taxes	(1,028,477)	(833,282)	(2,485,037)	(2,330,573)	(3,890,732)	(3,614,524)	(12,791,093)	(15,276,126)
South Africe [Member]
Net (loss) income from operations before taxes	(79,302)	(206,306)	(484,785)	(517,565)	(237,447)	(403,774)	(8,623,886)	(9,108,672)
Brazil [Member]
Net (loss) income from operations before taxes	$ 0	$ 129	$ 0	$ 78,942	$ 77,217	$ (118,209)	$ (941,498)	$ (941,498)